6. Derivative Liabilities (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Fair Value of Rachet Feature Related to Convertible Debt and Warrants
	2013	2012
Fair value at the commitment date - convertible debt	$2,414,585	$—
Fair value at the commitment date - warrants	682,809	—
Reclassification of derivative liabilities to additional paid in capital
related to warrants exercised that ceased being a derivative liability	(311,709)	—
Fair value mark to market adjustment - converible debt	(28,586)	—
Fair value mark to market adjustment - warrants	(5,595)	—
Totals	$2,751,504	$—

Balance - December 31, 2012	$ -
Fair value at the commitment date - convertible debt	2,414,585
Fair value at the commitment date - warrants	682,809
Reclassification of derivative liabilities to additional paid in capital	-
related to convertible debt that ceased being a derivative liability	(311,709)
Fair value mark to market adjustment - converible debt	(28,586)
Fair value mark to market adjustment - warrants	(5,595)
Balance - December 31, 2013	2,751,504
Fair value mark to market adjustment - converible debt	(84,691)
Fair value mark to market adjustment - warrants	(4,823)
Balance - March 31, 2014	$ 2,661,990

Management Assumptions for Fair Value at Re-Measurement Date
	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	1.9 - 4.68 years
Risk free interest rate	0.29% - 1.68%	0.38% - 1.75%

Remeasurement Date

Expected dividends	0%
Expected volatility	150%
Expected term	1.7 - 4.7 years
Risk free interest rate	0.44% - 1.73%